Related Party Transactions (Details Narrative) - Charles Allen [Member]	Jan. 30, 2017 USD ($) shares
Number of escrowed shares cancelation	24,000,000
Post-split shares of commons stock	400,000
Adjustment to additional paid in capital | $	$ 400